Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
OPERATING ACTIVITIES
Income (Loss) for the period	$ (2,546)	$ (9,455)
Add items not affecting cash:
Depreciation	118	134
Interest expense	2,708	4,982
Unrealized foreign exchange gain	(244)	52
(Gain) Loss on fair value of convertible debt derivatives and warrants	(3,063)	2,428
(Gain) on marketable securities		(862)
Stock compensation expense	792	16
Net change in non-cash working capital	(571)	99
Net cash flows from (used in) operating activities	(2,806)	(2,606)
FINANCING ACTIVITIES
Share issuance - warrant exercise	48	39
Proceeds from the issuance of equity	4,000	4,155
Equity issuance costs	(284)	(107)
Debt principal repayments		(8,026)
Sprott interest paid	(1,117)
Lease payments	(43)
Cash received from Waterberg partners	440	1,940
Net cash flows from (used in) financing activities	3,044	(1,999)
INVESTING ACTIVITIES
Expenditures from restricted cash (Waterberg)		126
Cash received from sale of marketable securities		7,951
Performance bonds	19
Waterberg exploration expenditures	(3,797)	(3,257)
Net cash flows from (used in) investing activities	(3,778)	4,820
Net decrease in cash	(3,540)	215
Effect of foreign exchange on cash	446	(100)
Cash, beginning of period	5,550	3,017
Cash, end of period	$ 2,456	$ 3,132